RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
Information related to operating and finance leases is as follows:

	December 31, 2023				December 31, 2022
	Operating Leases		Finance Leases		Operating Leases		Finance Leases
Incremental borrowing rate (weighted average)	11.83%		10.37%		11.98%		9.68%
Weighted average remaining lease term	12.12	yrs	4.76	yrs	13.04	yrs	4.90	yrs

Schedule of maturities of the contractual operating lease liabilities

	Operating Leases	Finance Leases	Total
2024	$29,457	$12,098	$41,555
2025	29,112	6,428	35,540
2026	28,381	4,412	32,793
2027	27,125	3,340	30,465
2028	26,507	2,501	29,008
2029 and beyond	198,164	6,428	204,592
Total undiscounted lease liabilities	338,746	35,207	373,953
Impact of discounting	(203,231)	(7,411)	(210,642)
Total present value of minimum lease payments	$135,515	$27,796	$163,311

Schedule of maturities of the contractual finance lease liabilities

	Operating Leases	Finance Leases	Total
2024	$29,457	$12,098	$41,555
2025	29,112	6,428	35,540
2026	28,381	4,412	32,793
2027	27,125	3,340	30,465
2028	26,507	2,501	29,008
2029 and beyond	198,164	6,428	204,592
Total undiscounted lease liabilities	338,746	35,207	373,953
Impact of discounting	(203,231)	(7,411)	(210,642)
Total present value of minimum lease payments	$135,515	$27,796	$163,311

Schedule of payments related to leases.

	Year Ended
	December 31, 2023	December 31, 2022
Lease liabilities - operating
Lease liabilities - operating expense, COGS	$8,783	$6,604
Lease liabilities - operating expense, G&A	16,366	13,943
Lease liabilities - finance
Amortization of right-of-use assets, COGS	6,913	4,584
Amortization of right-of-use assets, G&A	165	187
Interest on lease liabilities - finance, COGS	3,017	2,422
Interest on lease liabilities - finance, G&A	37	58
Total lease expense	$35,281	$27,798